Warrants and Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

					Market
	Number				Price on
Reporting	of	Term	Exercise	Grant	Volatility	Fair
Date	Options	(Years)	Price	Date	Percentage	Value
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169
12/30/2022	3,250,000	5	$0.76 - 0.84	$0.77	166%	$2,048,270

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

				Market
	Number			Price
	of	Term	Exercise	on Grant	Volatility	Fair
Reporting Date	Options	(Years)	Price	Date	Percentage	Value
			$0.25-	$3.78-
1/01/21 – 6/30/21	306,730	3	5.59	5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 – 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169
12/30/2022	3,250,000	3	$0.76	0.76	166%	$2,026,122

Summary of Warrant Outstanding

	Number of	Exercise
	Warrants	Price

Balance at December 31, 2021	13,698,125	$3.24
Warrants issued in connection with Convertible Notes	1,460,000	2.79
Warrants issued in connection with Convertible Notes	800,000	1.00
Balance at December 31, 2022	15,958,126	$3.09
Warrants issued in Public Offering	8,631,574	1.00
Balance at March 31, 2023	24,589,699	$2.36

Warrants Exercisable at March 31, 2022	15,958,126	$3.09
Stock Options

	Number of	Exercise
	Warrants	Price
Stock Warrants
Balance at December 31, 2020	1,123,333	$8.30
Warrants issued in connection with Convertible Notes (see note 7)	525,000	6.00
Warrants issued in connection with the Public offering	12,049,792	2.82
Balance at December 31, 2021	13,698,125	3.24

Warrants issued in connection with Convertible Notes (see note 7)	1,460,000	2.79
Warrants issued in connection with Convertible Notes	800,000	1.00
Balance at December 31, 2022	15,958,126	$3.19

Warrants Exercisable at December 31, 2022	15,958,126	$3.19

Options

During the year ended December 31, 2021, the Company issued a total of 4,383,950 options with an exercise price between $0.25 and $5.59 each with a three-year term to its Officers and Directors and during the year ended December 2022, the Company issued a total of 3,250,000 options with an exercise price of $0.76 each with a three-year term to its Officers, Directors, and employees.

During the year ended December 31, 2022 the Company entered into an Investor Relations Consulting Agreement under the terms of which the Company issued 300,000 two-year options, immediately vested, with an exercise price of $1.00. The Company recorded an expense of $142,169 in connection with this issuance.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

				Market
	Number			Price
	of	Term	Exercise	on Grant	Volatility	Fair
Reporting Date	Options	(Years)	Price	Date	Percentage	Value
			$0.25-	$3.78-
1/01/21 – 6/30/21	306,730	3	5.59	5.59	148% - 209%	$1,244,179
7/1/21-9/30/21	777,220	5	$1.77	$1.58	127%	$816,158
10/01/21 – 12/31/21	3,300,000	3	$1.30	$1.30	129%	$2,983,393
01/01/22	300,000	2	$1.00	$0.80	126%	$142,169
12/30/2022	3,250,000	3	$0.76	0.76	166%	$2,026,122

Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287
11/11/22	$937,207	5	$1.00	$1.28	211%	0.0432

P I P E Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/24/2021	$2,311,614	3	$1.00	$0.65	287%	0.0388
7/24/2021	$2,602,996	5	$1.00	$0.65	371%	0.0361

Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

				Market
	Relative			Price
	Fair	Term	Exercise	on Grant	Volatility	Risk-free
Reporting Date	Value	(Years)	Price	Date	Percentage	Rate
5/5/2021-5/19/21	$1,888,495	5	$6.00	$4.26	299%	0.0080
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287
11/11/22	$937,207	5	$1.00	$1.28	322%	0.0432

Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Warrants Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
7/26/2021	$20,921,265	5	$2.79	$2.03	331%	0.0033
7/26/2021	786,395	5	$3.50	$2.03	331%	0.0033